Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense

The components of the income tax expense are as follows:

	Year Ended March 31,
	2026	2025	2024
Current
Hong Kong	$175,964	$230,592	$267,209
Deferred
Hong Kong	(1,352,524)	(51,267)	(116,475)
Provision for income taxes	$(1,176,560)	$179,325	$150,734

Schedule of Statutory Rates

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	2026		2025		2024
	Amount	Rate	Amount	Rate	Amount	Rate
Profit before income taxes***	$7,887,242		$906,772		$1,080,646
Hong Kong Profits Tax rate	16.5%		16.5%		16.5%
Income taxes computed at Hong Kong Profits Tax rate	1,301,395	16.5%	149,617	16.5%	178,307	16.5%
Reconciling items:
Tax allowance at the statutory tax rates##	—	0.0%	48,709	5.4%	—
Tax effect of income that is not taxable*	(3,776,428)	(47.9)%	(4,493)	(0.5)%	(2,753)	(0.3)%
Tax effect of expenses that are not deductible**	1,543,220	19.6%	7,763	0.9%	5,866	0.5%
Temporary difference	58,956	0.7%	(903)	(0.1)%	(9,220)	(0.9)%
Statutory tax deduction#	(768)	0.0%	(193)	0.0%	(383)	0.0%
Overprovsion in prior years	(281,805)	(3.6)%	—		—
Effect of two-tier tax rate	(21,130)	(0.3)%	(21,175)	(2.3)%	(21,083)	(2.0)%
Income tax (credit) expense	$(1,176,560)	(14.9)%	$179,325	19.8%	$150,734	13.9%

*	Income that is not taxable mainly consisted of gain on acquisition of subsidiary, fair value gain of other investments, equity in net income of a affiliates, bank interest income and change in cash value of life insurance policy, which are non-taxable under Hong Kong income tax law.

**	Expenses that are not deductible mainly consisted of share-based compensation expense, fair value loss of convertible debt, interest on bank overdrafts, stamp duty and equity in net losses of affiliates, which are non-deductible under Hong Kong income tax law.

***	Profit before income taxes included equity in net income/(losses) of affiliates.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$3,000, HK$1,500 and HK$3,000 for each business during the years ended March 31,2026, 2025 and 2024, respectively.

##	It represents tax allowance at the statutory tax rates for companies incorporated in Cayman Islands and British Virgin Islands.

Schedule of Deferred Tax Asset and Liability	Components of the Company’s deferred tax assets and liability are as follows:

	As of March 31,
	2026	2025
Deferred tax assets (liabilities):
Property, plant and equipment, net	$(3,778)	$3,554
Finance lease right-of-use assets, net	(1,116)	(11,734)
Operating lease right-of-use assets, net	(22,392)	(26,170)
Operating lease liabilities	21,232	23,442
Provision for allowance of credit losses	1,412,705	66,112
Other liabilities	5,360	10,037
Deferred tax assets (liabilities), gross	1,412,011	65,241
Less: valuation allowance	—	—
Deferred tax assets (liabilities), net	$1,412,011	$65,241

Schedule of Income Tax Payable	Income tax payable consist of the following as of March 31:
	2026	2025
Income tax payable	$(413,940)	$(372,816)